Revenue (Details) - Schedule of Income by Geographic	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Israel [Member]
Schedule of Income by Geographic [Line Items]
Income by Geographic	66.00%	39.00%	80.00%
U.S. & Canada [Member]
Schedule of Income by Geographic [Line Items]
Income by Geographic	17.00%	33.00%	9.00%
Rest of world [Member]
Schedule of Income by Geographic [Line Items]
Income by Geographic	17.00%	28.00%	11.00%